REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of breakdown of revenues by channel (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,756.3	$ 1,353.8	$ 4,465.1	$ 3,547.8
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,033.8	874.0	2,409.1	2,113.6
Wholesale | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	241.4	216.6	566.3	500.5
Wholesale | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	520.4	411.7	1,062.1	892.8
Wholesale | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	272.0	245.7	780.7	720.3
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	722.5	479.8	2,056.0	1,434.2
DTC | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	441.9	303.4	1,289.7	948.8
DTC | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	203.1	121.9	577.5	348.4
DTC | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 77.5	$ 54.5	$ 188.8	$ 137.0